Subsequent Events (Details) shares in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) vessel	Jan. 31, 2022 USD ($) vessel	Mar. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Feb. 28, 2022 USD ($)	Feb. 10, 2022 credit_facility	Jan. 13, 2022 shares	Jan. 12, 2022 USD ($)	Jan. 01, 2021 USD ($)
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 680,085,000	$ 605,147,000
Proceeds from Sale of Property, Plant, and Equipment				58,090,000	60,915,000	$ 20,008,000
Payments to Acquire Property, Plant, and Equipment				21,447,000	16,025,000	$ 11,628,000
Teekay Parent
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 355,579,000	$ 355,579,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				75.80%
Subsequent Events
Subsequent Event [Line Items]
Aggregate proceeds received		$ 641,000,000
Cash Divested from Deconsolidation		$ 4,900,000
Subsequent Events | March 2022 Sale Leaseback
Subsequent Event [Line Items]
Number of vessels | vessel	8		8
Hull coverage ratio for first three years	100.00%
Subsequent Events | General Partner of Seapeak | Common Class A
Subsequent Event [Line Items]
Partners Capital Account, Number of Units Owned by Controlling Interest | shares									1.6
Teekay Tankers | Minimum
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms				seven
Teekay Tankers | Maximum
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms				12
Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 43,600,000
Teekay Tankers | Subsequent Events | March 2022 Sale Leaseback
Subsequent Event [Line Items]
Number of vessels | vessel	8		8
Sale Leaseback Transaction, Net Proceeds	$ 177,300,000
Teekay Tankers | Subsequent Events | March 2022 Sale Leaseback | Minimum
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms	six
Teekay Tankers | Subsequent Events | March 2022 Sale Leaseback | Maximum
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms	nine
Suezmax | Subsequent Events
Subsequent Event [Line Items]
Number of vessels | credit_facility								1
Suezmax | Teekay Tankers
Subsequent Event [Line Items]
Number Of Vessels Impaired | vessel				3
Suezmax | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel		1
FPSO | Teekay Parent [Member]
Subsequent Event [Line Items]
Number Of Vessels Impaired | vessel					1
Aframax Tanker [Member] | Teekay Tankers
Subsequent Event [Line Items]
Number Of Vessels Impaired | vessel				1	9
Aframax Tanker [Member] | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 15,000,000	$ 13,100,000
Number Of Vessels Sold | vessel	1	1	2
Senior Notes (8.5%) due January 15, 2020
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 243,395,000	$ 243,395,000
Debt Instrument, Repurchased Face Amount					6,600,000
Senior Notes (8.5%) due January 15, 2020 | Teekay Parent
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 243,395,000	243,395,000
Senior Notes (8.5%) due January 15, 2020 | Debt Instrument, Redemption, Period Three [Member]
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage				102.313%
Senior Notes (8.5%) due January 15, 2020 | Debt Instrument, Redemption, Period Three [Member] | Teekay Parent
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage				102.313%
Senior Notes (8.5%) due January 15, 2020 | Subsequent Events
Subsequent Event [Line Items]
Carrying amount of long-term debt										$ 243,400,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 112,184,000	112,184,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				75.80%
Convertible Debt [Member] | Teekay Parent
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 112,184,000	112,184,000						$ 112,200,000
Debt Instrument, Repurchased Face Amount					12,800,000
Convertible Debt [Member] | Subsequent Events
Subsequent Event [Line Items]
Carrying amount of long-term debt	$ 23,400,000		$ 23,400,000							$ 112,200,000
Debt Instrument, Repurchased Face Amount							$ 85,000,000
Debt Instrument, Redemption Price, Percentage		102.00%
Convertible Debt [Member] | Subsequent Events | Teekay Parent
Subsequent Event [Line Items]
Carrying amount of long-term debt	23,400,000		23,400,000
Debt Instrument, Repurchased Face Amount	$ 3,800,000		$ 3,800,000				$ 85,000,000
Revolving Credit Facility
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 271,167,000	$ 185,000,000